Intangible Assets, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Intangible Assets, net [Abstract]
Schedule of Intangible Assets, net

Intangible assets, net consist of the following:

	March 31,	December 31,
	2014	2013

Customer relationship	$793,547	$793,547
Trade name	500,470	500,470
	1,294,017	1,294,017
Less: Accumulated amortization	-	-
Intangible assets, net	$1,294,017	$1,294,017

Intangible assets, net consist of the following:

	December 31,	December 31,
	2013	2012

Customer relationship	$793,547	$-
Trade name	500,470	-
	1,294,017	-
Less: Accumulated amortization	-	-
Intangible assets, net	$1,294,017	$-